                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-05506
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                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO
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               (Exact name of registrant as specified in charter)

               c/o U.S. BANK, ONE FEDERAL STREET, BOSTON, MA 02110
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               (Address of principal executive offices) (Zip code)

                               DIANA J. KENNEALLY
                       U.S. BANK CORPORATE TRUST SERVICES
                      ONE FEDERAL STREET, BOSTON, MA 02110
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 617-603-6406

Date of fiscal year end: November 30
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Date of reporting period: July 1, 2003 - June 30, 2004
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ITEM 1. PROXY VOTING RECORD

The registrant held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) College and University Facility Loan Trust Two
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By (Signature)           /s/ Diana J. Kenneally
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                          Diana J. Kenneally
                          Assistant Vice President

Date    October 29, 2004
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